TAXES OTHER THAN INCOME TAX (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXES OTHER THAN INCOME TAX [abstract]
Consumption tax	¥ 201,901	¥ 192,907	¥ 193,836
City construction tax	18,237	18,274	18,155
Education surcharge	13,187	13,811	13,695
Resources tax	6,021	4,841	3,871
Other	7,152	5,459	2,449
Taxes other than income tax	¥ 246,498	¥ 235,292	¥ 232,006